Note 2 - Summary of Significant Accounting Policies (Detail) - Acquired intangible assets are estimated by management based on the fair value of assets acquired. I	12 Months Ended
Dec. 31, 2012
Minimum [Member] | Customer Relationships [Member]
Acquired intangible assets	4 years
Minimum [Member] | Value-Added Service License [Member]
Acquired intangible assets	3 years
Maximum [Member] | Customer Relationships [Member]
Acquired intangible assets	5 years
Maximum [Member] | Value-Added Service License [Member]
Acquired intangible assets	4 years
Securities Consulting License And Related Trademarks [Member]
Acquired intangible assets	15 years
Completed Technology [Member]
Acquired intangible assets	5 years
Agreement With Mobile Operators [Member]
Acquired intangible assets	3 years
Intellectual Property [Member]
Acquired intangible assets	10 years